CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($)	Sep. 30, 2022	Dec. 31, 2021
CURRENT ASSETS
Cash	$ 7,370,909	$ 2,179,558
Accounts receivable	8,075	0
Inventories	0	0
TOTAL CURRENT ASSETS	7,378,984	2,179,558
PROPERTY AND EQUIPMENT
Furniture and fixtures	25,237	25,237
Less: accumulated depreciation	12,349	11,311
Furniture and fixtures, net	12,888	13,926
OTHER ASSETS
Co-development options	3,804,167	4,554,167
Right of use asset, net of accumulated amortization	68,541	17,925
Total other assets	3,872,708	4,572,092
TOTAL ASSETS	11,264,580	6,765,576
CURRENT LIABILITIES
Accounts payable	327,873	134,092
Accrued expenses	360,176	199,126
Notes payable, current portion	3,617,001	2,417,000
Notes payable, related parties, current portion	0	0
Right of use liability, current portion	9,834	14,724
TOTAL CURRENT LIABILITIES	4,314,884	2,764,942
LONG TERM LIABILITIES
Note payable	150,000	1,650,000
Right of use liability, non-current portion	56,341	0
TOTAL LONG TERM LIABILITIES	206,341	1,650,000
TOTAL LIABILITIES	4,521,225	4,414,942
STOCKHOLDERS' EQUITY (DEFICIT)
Series B Preferred Stock, $0.0001 par value, 10,000,000 shares authorized, 8,000 and -0- shares issued and outstanding, respectively	1	1
Common stock, $0.0001 par value, 750,000,000 shares authorized, 43,207,163 shares issued and outstanding at September 30, 2022, and 37,082,864 shares issued and 36,754,064 shares outstanding at December 31, 2021	4,196	3,550
Additional paid-in capital	68,920,525	30,144,374
Treasury stock, 328,800 shares at cost	0	(247,165)
Accumulated deficit	(62,181,367)	(27,550,126)
TOTAL STOCKHOLDERS' EQUITY	6,743,355	2,350,634
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 11,264,580	$ 6,765,576